THE GDL FUND

STATEMENT OF PREFERENCES

OF

SERIES E CUMULATIVE TERM PREFERRED SHARES

AMENDMENT NO. 1

The GDL Fund, a Delaware statutory trust (the "Trust"), hereby certifies that:

FIRST: The Board of Trustees of the Trust (the "Board of Trustees"), at a meeting duly convened and held on February 28, 2008 and November 19, 2008, pursuant to authority expressly vested in it by Article

IIIof the Amended and Restated Agreement and Declaration of Trust, adopted resolutions classifying an unlimited amount of shares as authorized but unissued preferred shares of the Trust.

SECOND: The Board of Trustees, at a meeting duly convened and held on February 8, 2022, approved the designation, issuance and sale by the Trust of up to $40,000,000 in liquidation preference of Series E Cumulative Term Preferred Shares, par value $0.001 per share.

THIRD: The pricing committee of the Board of Trustees (the "Pricing Committee"), at a meeting duly convened and held on March 28, 2022, approved the issuance and sale by the Trust of up to 3,500,000 shares of Series E Cumulative Term Preferred Shares, par value $0.001 per share (the "Series E Preferred Shares").

FOURTH: The Board of Trustees, at a meeting duly convened and held on January 19, 2023, determined to increase the dividend rate on the Series E Preferred Shares effective as of January 19, 2023, and determined that such action would not adversely affect the rights and preferences of the Series E Preferred Shares.

FIFTH: Effective as of January 19, 2023, Part II, Section 2(a) of the Statement of Preferences of the Series E Preferred Shares is deleted and replaced in its entirety with the following:

2. Dividends and Distributions.

(a)Holders of Series E Preferred Shares shall be entitled to receive, when, as and if declared by, or under authority granted by, the Board of Trustees, out of funds legally available therefor, cumulative cash dividends and distributions, calculated separately for each dividend period, payable quarterly on March 26, June 26, September 26 and December 26 in each year (each a "Dividend Payment Date") commencing on the Dividend Payment Date following the Date of Original Issue (if any Dividend Payment Date is not a Business Day, then on the next succeeding Business Day), and computed on the basis of a 360-day year consisting of twelve 30-day months, of the Liquidation Preference on the Series E Preferred Shares. As used herein, each period beginning on and including a Dividend Payment Date (or beginning on the Date of Original Issue, in the case of the first dividend period after the issuance of such Series E Preferred Shares) and ending on but excluding the next succeeding Dividend Payment Date is referred to as a "Dividend Period." For Dividend Periods (or portions thereof) prior to, but not including, January 19, 2023, dividends will be paid at an annualized rate of 4.00% based on the Liquidation Preference of the Series E Preferred Shares. For Dividend Periods (or portions thereof) on or after January 19, 2023, dividends will be paid at an annualized rate of 5.20% based on the Liquidation Preference of the Series E Preferred Shares. Dividends and distributions will be payable to holders of record of Series E Preferred Shares as they appear on the share register of the Trust at the close of business on the fifth Business Day preceding the Dividend Payment Date (each, a "Record Date") in preference to dividends

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and distributions on Common Shares and any other capital shares of the Trust ranking junior to the Series E Preferred Shares in payment of dividends and distributions. Dividends and distributions on Series E Preferred Shares that were originally issued on the Date of Original Issue shall accumulate from the Date of Original Issue. Dividends and distributions on all other Series E Preferred Shares shall accumulate from (i) the date on which such shares are originally issued if such date is a Dividend Payment Date, (ii) the immediately preceding Dividend Payment Date if the date on which such shares are originally issued is other than a Dividend Payment Date and is on or before a Record Date or (iii) the immediately following Dividend Payment Date if the date on which such shares are originally issued is during the period between a Record Date and a Dividend Payment Date. Dividends and distributions on account of arrears for any past Dividend Period or in connection with the redemption of Series E Preferred Shares may be declared and paid at any time, without reference to any Dividend Payment Date, to holders of record on such date not exceeding 30 days preceding the payment date thereof as shall be fixed by the Board of Trustees.

SIXTH: Capitalized terms used but not defined herein shall have the respective meanings given to them in the Statement of Preferences of the Series E Preferred Shares.

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IN WITNESS WHEREOF, The GDL Fund has caused this Amendment No. 1 to the Statement of Preferences of Series E Preferred Shares to be signed in its name and on its behalf by a duly authorized officer, who acknowledges said instrument to be the statutory trust act of the Trust, and states that, to the best of such officer's knowledge, information and belief under penalty of perjury, the matters and facts herein set forth with respect to approval are true in all material respects, as of January 19, 2023.

By:

Attest:

/s/ Peter Goldstein

Name: Peter Goldstein

Title: Vice President

/s/ John C. Ball

Name: John C. Ball

Title: President

[GDL Series E Statement of Preferences Amendment No. 1 Signature Page]

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